Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Cash flows from operations
Net income	$ 717	$ 4,965	[1]	$ 968
Adjustments to reconcile income from continuing operations to net cash from operating activities:
Loss (income) from discontinued operations, net of tax	7	1		(575)
Depreciation and amortization	761	800		759
Deferred income taxes	211	(302)		(50)
Stock compensation	107	115		126
Realized excess tax benefits from stock issued under employee benefit plans	(56)	(39)		(7)
Net periodic pension benefit and OPEB costs	126	116		227
Business optimization items	70	285		130
Net realized gains on Baxalta common stock		(4,387)
Infusion pump and other product-related charges	(4)	(18)		(28)
Other	40	264		42
Changes in balance sheet items
Accounts and other current receivables, net	30	15		(4)
Inventories	76	80		(118)
Accounts payable and accrued liabilities	84	(197)		236
Business optimization payments	(143)	(164)		(89)
Other	(229)	90		(364)
Cash flows from operations – continuing operations	1,853	1,624		1,253
Cash flows from operations – discontinued operations	(16)	30		518
Cash flows from operations	1,837	1,654		1,771
Cash flows from investing activities
Capital expenditures	(634)	(719)		(911)
Acquisitions and investments, net of cash acquired	(686)	(48)		(34)
Divestitures and other investing activities	10	37		84
Cash flows from investing activities – continuing operations	(1,310)	(730)		(861)
Cash flows from investing activities – discontinued operations		15		(946)
Cash flows from investing activities	(1,310)	(715)		(1,807)
Cash flows from financing activities
Issuances of debt	633	1,641		6,868
Payments of obligations	(1)	(1,381)		(3,786)
Debt extinguishment costs		(16)		(114)
Decrease in debt with original maturities of three months or less, net		(300)		(575)
Transfer of cash and equivalents to Baxalta				(2,122)
Cash dividends on common stock	(315)	(268)		(910)
Proceeds from stock issued under employee benefit plans	347	286		193
Purchases of treasury stock	(564)	(292)
Other	(39)	6		(35)
Cash flows from financing activities	61	(324)		(481)
Effect of foreign exchange rate changes on cash and equivalents	5	(27)		(195)
Increase (decrease) in cash and equivalents	593	588		(712)
Cash and equivalents at beginning of year	2,801	2,213		2,925
Cash and equivalents at end of year	3,394	2,801		2,213
Supplemental schedule of non-cash investing and financing activities
Net proceeds on Retained Shares transactions		4,387
Payment of obligations in exchange for Retained Shares		3,646
Exchange of Baxter shares with Retained Shares		611
Other supplemental information
Interest paid, net of portion capitalized	80	99		178
Income taxes paid	$ 255	$ 500		$ 466

[1]	The first quarter of 2016 included benefits of $3.1 billion related to business optimization, separation-related costs, Retained Shares transactions, a loss on debt extinguishment, and product-related items. The second quarter of 2016 included benefits of $1.0 billion related to business optimization, separation-related costs, Retained Shares transactions, and asset impairment. The third quarter of 2016 included charges of $155 million related to business optimization, separation-related costs, a loss on debt extinguishment, and a tax matter. The fourth quarter of 2016 included charges of $47 million related to business optimization, Gambro integration costs, product-related items, separation-related costs, and reserve items and adjustments.